Leases - Schedule of Future Minimum Lease Payments / Receipts - Finance Leases (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Leases [Line items]
Current	$ 52	$ 54
Future value	1,112
Non-current	682	735
Receipts Annual interest	(378)
Estimated lease payments/receivable	734	789
Current	23	25
Future value	507
Non-current	173	204
Payments Annual interest	(311)
Estimated lease payments/receivable	196	$ 229
Not later than one year [member]
Disclosure Of Leases [Line items]
Future value	60
Receipts Annual interest	(33)
Estimated lease payments/receivable	27
Future value	27
Payments Annual interest	(13)
Estimated lease payments/receivable	14
Later Than One Year and Not Later Than Five Years [member]
Disclosure Of Leases [Line items]
Future value	578
Receipts Annual interest	(258)
Estimated lease payments/receivable	320
Future value	155
Payments Annual interest	(81)
Estimated lease payments/receivable	74
Later than five years [member]
Disclosure Of Leases [Line items]
Future value	474
Receipts Annual interest	(87)
Estimated lease payments/receivable	387
Future value	325
Payments Annual interest	(217)
Estimated lease payments/receivable	$ 108